SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE BASED COMPENSATION
16.	SHARE BASED COMPENSATION

2011 Share Incentive Plan

On February 1, 2011, the Board of Directors approved the Company 2011 Share Incentive Plan (‘‘2011 Plan’’). The 2011 Plan provides for the grant of options, restricted shares, and other share-based awards.

The Group recognized compensation cost on the share options to employees under 2011 Plan on a straight-line basis over the requisite service period. The options granted during 2012 and 2013 vest ratably over 48 months and the options granted during 2014 vest on the first anniversary of the date of grant.

On July 27, 2015, the Board of Directors approved to grant 28,841,700 Restricted Share Units ("RSUs") awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary share at the time the award vests with zero exercise price. The issued RSUs will vest 50%, and 50%, respectively, on each anniversary of the grant date. The Group recognizes share-based compensation cost on the RSUs on a straight-line basis over the 2 years from the grant date.

On September 1, 2015, the Board of Directors approved that all 3,312,618 unvested options and 28,639,900 RSUs granted under the 2011 Plan became vested and exercisable as of September 1, 2015. Meanwhile, the Board of Directors also approved that all vested and accelerated vested options and RSUs shall be exercised within 2 years from the acceleration date, i.e. September 1, 2017, which was subsequently extended by another 1 year approved by the Company on June 20, 2017. On August 31, 2018, the Company approved to extend the expiration date of these Accelerated Awards by another 1 year to September 1, 2019.

On July 1, 2016, under the 2011 Plan, the Board of Directors approved to grant 32,028,700 share options with exercise price of $0.20 per share to its employees and management. 40%, 30% and 30% of the shares subject to the options shall vest on the second, third and fourth anniversary of the vesting commencement date, respectively, provided that the optionee continues to be a service provider to the Group.

On July 1, 2016, the Board of Directors also approved to grant 10,430,000 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company’s ADS is not less than $7 per ADS. As the second condition was not met, nil RSU was vested as of December 31, 2018. The Group recognizes share-based compensation cost on the RSUs over the 12 months from the grant date.

(a)	Restricted Shares Award Granted to Employees

The following table summarizes the Company’s restricted shares award issued under the 2011 Plan for the year ended December 31, 2018:

	Outstanding RSUs
	Number of RSUs	Weighted average grant date fair value (US$)
Unvested as of January 1, 2018	8,780,000	0.133
Granted	-
Forfeited	(1,400,000)	0.133
Unvested as of December 31, 2018	7,380,000	0.133
Expect to vest as of December 31, 2018	7,380,000	0.133

(b)	Options Granted to Employees

The following table summarizes the Company’s employee share options under 2011 Plan for the year ended December 31, 2018:

Options	Number of Share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate Intrinsic value
		US$	US$	(Years)	US$
Outstanding as of January 1, 2018	52,718,520	0.14	0.20	4.38	793,918

Granted	-	-	-	-	-
Forfeited and expired	(8,744,400)	0.20	0.09	-	-
Exercised	(207,972)	0.01	0.10	-	-
Outstanding as of December 31, 2018	43,766,148	0.13	0.22	3.20	17,903
Vested and expect to vest as of December 31, 2018	43,766,148	0.13	0.22	3.20	17,903
Exercisable as of December 31, 2018	27,517,848	0.09	0.28	0.67	17,903

Share-based compensation of $1,097,543 and $1,067,786 were charged to operating expenses for the years ended December 31, 2016 and 2017 under 2011 Plan, respectively. Share-based compensation of $56,705 was credited to operating expenses for the year ended December 31, 2018 under the 2011 Plan.
The Company’s payroll in operating expenses for the year ended December 31, 2017 was substantially reduced in the year ended December 31, 2018, along with a substantial reduction in the Company’s head-count of employees. The July 1, 2016 grants of both the 3
2,028,700
share options and the
10,430,000
RSUs require participants have continuous employment to qualify for vesting of their benefits under the 2011 Plan.

Accordingly, during the year ended December 31, 2018, the credit to operating expenses of $
56,705
is net of forfeitures related to terminated employees of $
494,542
which represents prior charges for benefits that will never be received by the former employees. In addition, during the year ended December 31, 2018, the net credit of $
56,705
includes a reduced charge of $
437,837
for the cost at benefits for remaining continuing employees (not terminated employees) still qualifying for benefits under the 2011 Plan.

On September 1, 2015, the Board of Directors approved that all 3,312,618 unvested options and 28,639,900 RSUs granted under 2011 Plan became vested and exercisable (“Accelerated Awards”) as of September 1, 2015. This was accounted for as a modification. The share-based compensation of $7,503,976 from this modification was a one-time charge to operating expenses of discontinued operations for the year ended December 31, 2015. As all batches of options and RSUs outstanding as of September 1, 2015 were immediately vested on that date, the actual forfeiture rates were trued up, which resulted a reversal of $327,376 share-based compensation in discontinued operations for the year ended December 31, 2015.

On June 20, 2017, the Company approved to extend the expiration date of these Accelerated Awards by another 1 year to September 1, 2018, which was accounted for as a modification. The share-based compensation of $32,491 from this modification was a one-time charge to operating expenses for the year ended December 31, 2017.

On August 31, 2018, the Company approved to extend the expiration date of these Accelerated Awards by another 1 year to September 1, 2019.

T
he aggregated intrinsic value of stock options o
utstanding and exercisable as of December 31, 2017 and 2018 was calculated based on the closing price of the Company’s ordinary shares, $1.02 per ADS (equivalent to $0.06 per ordinary share) and $0.7 per ADS ($0.004 per ordinary share) at December 31, 2017 and 2018, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2016, 2017 and 2018 was $618,971, $52,536 and $832, respectively.

As of December 31, 2018, the unrecognized share-based compensation related to RSUs issued to employees was $nil; the unrecognized share-based compensation related to share options were $786,251 and expected to be recognized following the straight-line method over the remaining weighted-average period of 1.5 years as of December 31, 2018.

The fair value of the options granted/modified was estimated on the date of grant/modification with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

	September 1,	July 1,	June 20,
	2015	2016	2017

Expected volatility (1)	60.3% - 65.1%	54.8%	41.0%
Risk-free interest rate (2)	0.47% - 0.88%	1.46%	1.25%
Expected dividend yield (3)	nil	nil	nil
Exercise price (4)	$ 0.01 -$ 0.20	$ 0.20	$ 0.01 -$ 0.20
Fair value of the underlying ordinary shares (5)	$ 0.38	$ 0.20	$ 0.12

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)	Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(5)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

After the Company listed on NASDAQ in April 2015, the closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.